8. CAPITAL AND RESERVES: Schedule of Stock option transactions and the number of stock options (Details) - $ / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Options Outstanding		833,250	1,227,000	1,730,750
Options Outstanding, granted		1,575,000	0	0
Options Outstanding, exercised		0	0	0
Options Outstanding, expired or cancelled		(327,500)	(393,750)	(503,750)
Options Outstanding		2,080,750	833,250	1,227,000
Options Exercisable		833,250	1,227,000	1,730,750
Options Exercisable, granted		1,575,000	0	0
Options Exercisable, exercised		0	0	0
Options Exercisable, expired or cancelled		(327,500)	(393,750)	(503,750)
Options Exercisable		2,080,750	833,250	1,227,000
Weighted average exercise price		$ 0.39	$ 0.50	$ 0.47
Weighted average exercise price, options granted		0.08	0	0
Weighted average exercise price, options exercised		0	0	0
Weighted average exercise price, options expired or cancelled		0.40	0.72	0.40
Weighted average exercise price		$ 0.15	$ 0.39	$ 0.50
Weighted average remaining contractual life, stock options		3 years 3 months	10 months 24 days
Option 1
Statement [Line Items]
Expiry Date		Apr. 26, 2022
Optiion Exercise Price		$ 0.40
Number of Options		327,500
Options Granted		0
Options Exercised		0
Options Expired or Cancelled		(327,500)
Stock Options, Balance		0
Option 2
Statement [Line Items]
Expiry Date	[1]	Mar. 14, 2023
Optiion Exercise Price		$ 0.40
Number of Options		450,000
Options Granted		0
Options Exercised		0
Options Expired or Cancelled		0
Stock Options, Balance		450,000
Option 3
Statement [Line Items]
Expiry Date	[1]	Mar. 26, 2023
Optiion Exercise Price		$ 0.40
Number of Options		10,000
Options Granted		0
Options Exercised		0
Options Expired or Cancelled		0
Stock Options, Balance		10,000
Option 4
Statement [Line Items]
Expiry Date		Jan. 07, 2024
Optiion Exercise Price		$ 0.20
Number of Options		45,750
Options Granted		0
Options Exercised		0
Options Expired or Cancelled		0
Stock Options, Balance		45,750
Option 5
Statement [Line Items]
Expiry Date		Mar. 14, 2027
Optiion Exercise Price		$ 0.08
Number of Options		0
Options Granted		1,575,000
Stock Options, Balance		1,575,000
Option 6
Statement [Line Items]
Expiry Date			Sep. 26, 2021
Optiion Exercise Price			$ 0.72
Number of Options			393,750
Options Granted			0
Options Exercised			0
Options Expired or Cancelled			(393,750)
Stock Options, Balance			0
Option 7
Statement [Line Items]
Expiry Date			Apr. 26, 2022
Optiion Exercise Price			$ 0.40
Number of Options			327,500
Options Granted			0
Options Exercised			0
Options Expired or Cancelled			0
Stock Options, Balance			327,500
Option 8
Statement [Line Items]
Expiry Date			Mar. 14, 2023
Optiion Exercise Price			$ 0.40
Number of Options			450,000
Options Granted			0
Options Exercised			0
Options Expired or Cancelled			0
Stock Options, Balance			450,000
Option 9
Statement [Line Items]
Expiry Date			Mar. 26, 2023
Optiion Exercise Price			$ 0.40
Number of Options			10,000
Options Granted			0
Options Exercised			0
Options Expired or Cancelled			0
Stock Options, Balance			10,000
Option 10
Statement [Line Items]
Expiry Date			Jan. 07, 2024
Optiion Exercise Price			$ 0.20
Number of Options			45,750
Options Granted			0
Options Exercised			0
Options Expired or Cancelled			0
Stock Options, Balance			45,750
Option 12
Statement [Line Items]
Expiry Date				Jul. 15, 2020
Optiion Exercise Price				$ 0.40
Number of Options				503,750
Options Granted				0
Options Exercised				0
Options Expired or Cancelled				(503,750)
Stock Options, Balance				0
Option 13
Statement [Line Items]
Expiry Date				Sep. 26, 2021
Optiion Exercise Price				$ 0.72
Number of Options				393,750
Options Granted				0
Options Exercised				0
Options Expired or Cancelled				0
Stock Options, Balance				393,750
Option 14
Statement [Line Items]
Expiry Date				Apr. 26, 2022
Optiion Exercise Price				$ 0.40
Number of Options				327,500
Options Granted				0
Options Exercised				0
Options Expired or Cancelled				0
Stock Options, Balance				327,500
Option 15
Statement [Line Items]
Expiry Date				Mar. 14, 2023
Optiion Exercise Price				$ 0.40
Number of Options				450,000
Options Granted				0
Options Exercised				0
Options Expired or Cancelled				0
Stock Options, Balance				450,000
Option 16
Statement [Line Items]
Expiry Date				Mar. 26, 2023
Optiion Exercise Price				$ 0.40
Number of Options				10,000
Options Granted				0
Options Exercised				0
Options Expired or Cancelled				0
Stock Options, Balance				10,000
Option 17
Statement [Line Items]
Expiry Date				Jan. 07, 2024
Optiion Exercise Price				$ 0.20
Number of Options				45,750
Options Granted				0
Options Exercised				0
Options Expired or Cancelled				0
Stock Options, Balance				45,750

[1]	Subsequent to December 31, 2022, these options expired unexercised.